File Number: 333-62166
                                              Filed Pursuant to Rule 497(e)
                                              of the Securities Act of 1933

                                                             August 2, 2013

                            Supplement to the March 1, 2013
                         Statement of Additional Information for
                          Pioneer Global Multisector Income Fund
                      (formerly, Pioneer Global Aggregate Bond Fund)

The following will supplement the information presented in the statement of additional information. Please refer to the statement of additional information for the full text of the supplemented sections.

The following will supplement the information in the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager":

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS
The table below indicates, for the portfolio managers of the fund, information about the accounts other than the fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of May 31, 2013. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts but generally do not include the portfolio manager's personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.



                                                                                               NUMBER OF          ASSETS
                                                                                                ACCOUNTS         MANAGED
                                                                                             MANAGED FOR       FOR WHICH
                                                                                          WHICH ADVISORY        ADVISORY
                                                          NUMBER OF                               FEE IS          FEE IS
NAME OF                                                    ACCOUNTS       TOTAL ASSETS      PERFORMANCE-    PERFORMANCE-
PORTFOLIO MANAGER    TYPE OF ACCOUNT                        MANAGED    MANAGED (000'S)             BASED   BASED (000'S)
-------------------  ---------------------------------- -----------  -----------------  ----------------  --------------
Kenneth J. Taubes    Other Registered Investment
                     Companies                                  6    $11,560,083                     N/A             N/A
                     Other Pooled Investment Vehicles           3    $ 4,804,326                     N/A             N/A
                     Other Accounts                            14    $ 2,700,574                     N/A             N/A
-------------------  ----------------------------------        --    -----------        ----------------  --------------
Andrew Feltus        Other Registered
                     Investment Companies                       9    $14,376,928                     N/A             N/A
                     Other Pooled Investment Vehicles           3    $ 5,585,667                     N/A             N/A
                     Other Accounts                             1    $   627,400                     N/A             N/A
-------------------  ----------------------------------        --    -----------        ----------------  --------------
Charles Melchreit    Other Registered Investment
                     Companies                                 10    $12,846,834                     N/A             N/A
                     Other Pooled Investment Vehicles           4    $ 5,265,736                     N/A             N/A
                     Other Accounts                             9    $ 1,809,380                     N/A             N/A
-------------------  ----------------------------------        --    -----------        ----------------  --------------
Paresh Upadhyaya     Other Registered Investment
                     Companies                                  0    $         0                     N/A             N/A
                     Other Pooled Investment Vehicles           0    $         0                     N/A             N/A
                     Other Accounts                             0    $         0                     N/A             N/A
-------------------  ----------------------------------        --    -----------        ----------------  --------------

The following will supplement the information in the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager":

SHARE OWNERSHIP BY PORTFOLIO MANAGERS
The following table indicates as of May 31, 2013 the value, within the indicated range, of shares beneficially owned by the portfolio managers of the fund.


                             BENEFICIAL OWNERSHIP
NAME OF PORTFOLIO MANAGER    OF THE FUND*
---------------------------  ---------------------
Kenneth J. Taubes            A
---------------------------  ---------------------
Andrew Feltus                A
---------------------------  ---------------------
Charles Melchreit            D
---------------------------  ---------------------
Paresh Upadhyaya             C
---------------------------  ---------------------

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

*     Key to Dollar Ranges

A.   None
B.   $1 - $10,000
C.   $10,001 - $50,000
D.   $50,001 - $100,000
E.   $100,001 - $500,000
F.   $500,001 - $1,000,000
G.   Over $1,000,000


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